Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Stockholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 48,156	$ 48,753	$ 54,566
Issuance of common stock		4,291
Stock compensation		355
Net proceeds from the issuance of common stock	1
Net loss	(8,214)	(5,243)	(5,813)
Balance	39,943	48,156	48,753
Common Stock [Member]
Balance	$ 21	$ 18	$ 18
Balance, shares	20,877,893	18,277,893	18,244,671
Issuance of common stock		$ 3
Issuance of common stock, shares		2,400,000
Issuance of common stock - EIP, shares		200,000	33,222
Net proceeds from the issuance of common stock, shares	182,297
Balance	$ 21	$ 21	$ 18
Balance, shares	21,060,190	20,877,893	18,277,893
Additional Paid-in Capital [Member]
Balance	$ 74,766	$ 70,123	$ 70,123
Issuance of common stock		4,288
Stock compensation		355
Net proceeds from the issuance of common stock	1
Balance	74,767	74,766	70,123
Accumulated Deficit [Member]
Balance	(26,631)	(21,388)	(15,575)
Net loss	(8,214)	(5,243)	(5,813)
Balance	(34,845)	(26,631)	(21,388)
Parent Company [Member]
Balance	48,156	48,753	54,566
Issuance of common stock		4,291
Stock compensation		355
Net proceeds from the issuance of common stock	1
Net loss	(8,214)	(5,243)	(5,813)
Balance	39,943	48,156	48,753
Parent Company [Member] | Common Stock [Member]
Balance	$ 21	$ 18	$ 18
Balance, shares	20,877,893	18,277,893	18,244,671
Issuance of common stock		$ 3
Issuance of common stock, shares		2,400,000
Issuance of common stock - EIP, shares		200,000	33,222
Net proceeds from the issuance of common stock, shares	182,297
Balance	$ 21	$ 21	$ 18
Balance, shares	21,060,190	20,877,893	18,277,893
Parent Company [Member] | Additional Paid-in Capital [Member]
Balance	$ 74,766	$ 70,123	$ 70,123
Issuance of common stock		4,288
Stock compensation		355
Net proceeds from the issuance of common stock	1
Balance	74,767	74,766	70,123
Parent Company [Member] | Accumulated Deficit [Member]
Balance	(26,631)	(21,388)	(15,575)
Net loss	(8,214)	(5,243)	(5,813)
Balance	$ (34,845)	$ (26,631)	$ (21,388)